SCHEDULE OF TRADE AND NOTES RECEIVABLES, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Receivables [Abstract]
Trade and notes receivables	$ 20,593	$ 160,630		$ 173,326
Less: Provision for doubtful accounts	(7,628)	(59,497)	$ (7,514)	(58,612)	$ (48,842)
Trade and notes receivables, net	$ 12,965	$ 101,133		$ 114,714